Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 5,933	$ 5,908	$ 5,732
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	(457)	764	(1,223)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale		1	8
Changes in unrealized gains and losses on derivative hedges	(25)	(41)	37
Foreign currency translation	20	(4)	(34)
Changes in unrealized gains and losses on retirement plans	(142)	(733)	590
Reclassification to earnings of realized gains and losses	393	297	373
Income taxes related to other comprehensive income (loss)	88	(109)	101
Total other comprehensive income (loss)	(123)	175	(148)
Comprehensive income	5,810	6,083	5,584
Comprehensive (income) loss attributable to noncontrolling interests	(54)	(57)	104
Comprehensive income attributable to U.S. Bancorp	$ 5,756	$ 6,026	$ 5,688